Earnings Per Common Share (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Basic And Diluted Other Disclosures [Abstract]
Anti-dilutive non vested shares	995,152	833,074	0